Consolidated Statements of Operations - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Mar. 28, 2015	Mar. 29, 2014	Mar. 30, 2013
Income Statement [Abstract]
Net sales	$ 301,637	$ 281,165	$ 292,759
Cost of sales	183,832	166,498	166,585
Gross profit	117,805	114,667	126,174
Selling, general and administrative expenses	103,735	105,512	110,806
Restructuring charges	2,604
Depreciation and amortization	5,932	5,426	4,563
Impairment of long-lived assets	238
Total operating expenses	112,509	110,938	115,369
Operating income	5,296	3,729	10,805
Interest and other financing costs	11,285	9,512	9,272
Debt extinguishment charges	2,643
(Loss) income before income taxes	(8,632)	(5,783)	1,533
Income tax expense		18	20
Net (loss) income	$ (8,632)	$ (5,801)	$ 1,513
Weighted average common shares outstanding:
Basic	17,937	16,617	13,538
Diluted	17,937	16,617	13,544
Net (loss) income per share:
Basic	$ (0.48)	$ (0.35)	$ 0.11
Diluted	$ (0.48)	$ (0.35)	$ 0.11